Background - Initial Public Offering (Details) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	6 Months Ended
	Jul. 08, 2020 shares	Jul. 07, 2020 USD ($) $ / shares shares	Mar. 31, 2020	Aug. 31, 2020 shares	Aug. 31, 2020 USD ($) shares	Feb. 29, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares						$ 22.00
Shares issued on conversion of convertible preferred stock	29,479,521			29,479,521	29,479,521	29,479,483
Number of additional shares issued	1,401,836	1,401,836		1,401,836
Stock split ratio			0.20
IPO
Subsidiary, Sale of Stock [Line Items]
Shares issued		11,526,134
Share Price | $ / shares		$ 22.00
Proceeds from issuance of common stock | $		$ 231,228
Offering Costs | $		$ 4,596
IPO | Prepaids and other assets
Subsidiary, Sale of Stock [Line Items]
Offering Costs | $					$ 4,284
Overallotment
Subsidiary, Sale of Stock [Line Items]
Shares issued		1,503,408